DEPOSITS AND RECLAMATION PROVISION (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Deposits And Reclamation Provision
Alberta

Balance, reclamation provisions, December 1, 2019	-
Acquisition of GameSquare/RTO	317,625
Change in estimates	6,308
Balance, reclamation provision, December 31, 2021 and November 30, 2020	$323,933